SCHEDULE OF CHANGES IN FAIR VALUE OF WARRANT LIABILITIES (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Jan. 31, 2020	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Beginning balance		$ 17		$ 19	$ 17	$ 19
Warrants issued					5,882
Warrant exercises	$ 1,185	2,586		2		2	$ 122
Change in fair value					(1,814)	0	2,600
Ending Balance					4,085	17	19
Warrant Liability [Member]
Beginning balance		$ 17		$ 19	$ 17	19	6,517
Warrant exercises						(2)	(53)
Change in fair value							(2,589)
Ending Balance						17	19
Shares issued in settlement of warrants							$ (3,856)